SHAREHOLDERS' EQUITY (Schedule of RSUs Activity) (Details) - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jun. 30, 2025 $ / shares shares
Number of RSUs
RSUs outstanding at beginning of year | shares	317,350
RSUs granted | shares	23,700
RSUs forfeited | shares	(15,300)
RSUs outstanding at end of year | shares	325,750
Weighted average grant date per value
RSUs outstanding at beginning of year | $ / shares	$ 1.7
RSUs granted | $ / shares	1.79
RSUs forfeited | $ / shares	1.69
RSUs outstanding at end of year | $ / shares	$ 1.7